LONG-TERM DEBT - Additional Information (Details) - USD ($)								1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Dec. 14, 2020	Aug. 28, 2020	Oct. 21, 2019	Oct. 01, 2019	Mar. 30, 2018	Nov. 21, 2017	Mar. 30, 2018	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Dec. 18, 2020	Apr. 01, 2020	Mar. 29, 2020	Dec. 30, 2019
Debt Instrument [Line Items]
Repayment of debt									$ 239,989,000	$ 6,686,000		$ 135,141,000	$ 5,611,000
Loss on debt extinguishment									2,500,000	0		4,336,000	0
Proceeds on the sale of IO notes												33,204,000
Interest expense									13,301,000	26,659,000		48,388,000	45,715,000
Deferred financing costs									$ 2,639,000	1,742,000		$ 955,000	2,355,000
Kitchen Cooked
Debt Instrument [Line Items]
Deferred payment obligations																$ 2,000,000.0	$ 2,000,000.0
Deferred payment obligations outstanding																1,000,000.0
Kitchen Cooked | Intellectual Property
Debt Instrument [Line Items]
Deferred payment obligations																$ 500,000
First Lien Term Loan | Line of Credit
Debt Instrument [Line Items]
Principal amount of Bridge Credit Agreement		$ 535,000,000.0
First Lien Term Loan | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate							2.50%
Interest rate	3.65%								3.65%		3.65%	5.20%
Quarterly principal payments						$ 1,300,000
Advance payment of principal								$ 111,600,000
Finance fees							$ 10,700,000
First Lien Term Loan | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							3.50%
Second Lien Term Loan | Secured Debt
Debt Instrument [Line Items]
Principal amount							$ 125,000,000.0
Finance fees							4,100,000
Repayment of debt					$ 126,300,000
Loss on debt extinguishment					$ 4,300,000
Senior Secured First Lien Floating Rate Note | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate				6.70%
Interest expense			$ 1,300,000
Principal amount				$ 125,000,000.0
Repayment of debt			128,800,000
Loss on debt extinguishment			$ 2,500,000
Senior Secured First Lien Floating Rate Note | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				5.25%
IO Notes Payable
Debt Instrument [Line Items]
Interest expense									$ 13,300,000			$ 48,400,000	45,700,000
Notes receivable sold												33,200,000
Proceeds on the sale of IO notes												34,100,000
Interest expense										26,700,000
Deferred financing costs										1,700,000
Bridge Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Finance fees	$ 2,600,000	7,200,000							2,600,000		$ 2,600,000
Outstanding balance of credit agreement	370,000,000.0								370,000,000.0		370,000,000.0
Amount withdrawn from line of credit		$ 490,000,000.0
Repayments of with company's warrants	120,000,000.0
Bridge Credit Agreement | LIBOR | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate				4.25%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Interest expense									4,700,000	23,300,000		2,100,000	42,300,000
Revolving Credit Facility | ABL Facility | Line of Credit
Debt Instrument [Line Items]
Principal amount							$ 100,000,000.0							$ 161,000,000.0	$ 116,000,000.0
Available for borrowing, net of letters of credit	106,400,000								106,400,000		$ 106,400,000	83,000,000.0
Unused line fees											0.50%
Interest expense									7,900,000			43,700,000
Outstanding balance of credit agreement	$ 0								$ 0		$ 0	$ 0
Revolving Credit Facility | ABL Facility | Line of Credit | Minimum | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							1.50%
Interest rate	1.64%								1.64%		1.64%
Revolving Credit Facility | ABL Facility | Line of Credit | Minimum | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate							0.50%
Interest rate	3.75%								3.75%		3.75%
Revolving Credit Facility | ABL Facility | Line of Credit | Maximum | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							2.00%
Interest rate												3.30%
Revolving Credit Facility | ABL Facility | Line of Credit | Maximum | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate							1.00%
Interest rate												5.25%
Revolving Credit Facility | IO Notes Payable | Total notes payable
Debt Instrument [Line Items]
Interest expense									$ 700,000	$ 1,700,000		$ 2,600,000	700,000
Revolving Credit Facility | IO Notes Payable | Amortization Of Deferred Financing Fees
Debt Instrument [Line Items]
Interest expense													$ 2,400,000
Standby Letters of Credit | ABL Facility | Line of Credit
Debt Instrument [Line Items]
Principal amount	$ 14,100,000								$ 14,100,000		$ 14,100,000	$ 14,100,000